Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,633,113.98

Principal:
Principal Collections	$29,108,441.00
Prepayments in Full	$17,736,083.85
Liquidation Proceeds	$578,212.45
Recoveries	$10,668.33
Sub Total	$47,433,405.63
Collections	$51,066,519.61

Purchase Amounts:
Purchase Amounts Related to Principal	$137,778.64
Purchase Amounts Related to Interest	$746.07
Sub Total	$138,524.71

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$51,205,044.32

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	7
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$51,205,044.32
Servicing Fee	$1,076,879.46	$1,076,879.46	$0.00	$0.00	$50,128,164.86
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$50,128,164.86
Interest - Class A-2 Notes	$251,996.13	$251,996.13	$0.00	$0.00	$49,876,168.73
Interest - Class A-3 Notes	$445,553.33	$445,553.33	$0.00	$0.00	$49,430,615.40
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$49,293,452.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,293,452.40
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$49,215,719.48
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,215,719.48
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$49,158,893.48
Third Priority Principal Payment	$13,554,126.01	$13,554,126.01	$0.00	$0.00	$35,604,767.47
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$35,532,419.55
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,532,419.55
Regular Principal Payment	$41,868,396.17	$35,532,419.55	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$51,205,044.32

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$13,554,126.01
Regular Principal Payment					$35,532,419.55
Total					$49,086,545.56
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$49,086,545.56	$96.63	$251,996.13	$0.50	$49,338,541.69	$97.13
Class A-3 Notes	$0.00	$0.00	$445,553.33	$0.88	$445,553.33	$0.88
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$49,086,545.56	$30.49	$1,041,619.30	$0.65	$50,128,164.86	$31.14

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$495,730,086.21	0.9758466	$446,643,540.65	0.8792196
Class A-3 Notes	$504,400,000.00	1.0000000	$504,400,000.00	1.0000000
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,216,130,086.21	0.7554072	$1,167,043,540.65	0.7249168

Pool Information
Weighted Average APR	3.544%	3.527%
Weighted Average Remaining Term	49.79	48.99
Number of Receivables Outstanding	64,461	62,926
Pool Balance	$1,292,255,348.07	$1,244,414,880.78
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,215,917,469.55	$1,171,005,960.20
Pool Factor	0.7721571	0.7435711

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$18,666,223.21
Yield Supplement Overcollateralization Amount	$73,408,920.58
Targeted Overcollateralization Amount	$83,707,316.75
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$77,371,340.13

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	7

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		140	$279,951.35
(Recoveries)		5	$10,668.33
Net Losses for Current Collection Period			$269,283.02
Cumulative Net Losses Last Collection Period			$939,579.91
Cumulative Net Losses for all Collection Periods			$1,208,862.93

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.25%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.72%	396	$8,953,205.90
61-90 Days Delinquent	0.06%	33	$804,424.89
91-120 Days Delinquent	0.01%	6	$147,336.00
Over 120 Days Delinquent	0.01%	5	$115,387.77
Total Delinquent Receivables	0.81%	440	$10,020,354.56

Repossession Inventory:
Repossessed in the Current Collection Period		34	$793,992.84
Total Repossessed Inventory		46	$1,125,328.07

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.2096%
Prior Collection Period			0.2412%
Current Collection Period			0.2548%
Three Month Average			0.2352%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0605%
Prior Collection Period			0.0745%
Current Collection Period			0.0699%
Three Month Average			0.0683%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer